Net income (loss) per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Earnings per share [abstract]
Net income (loss) attributable to common shareholders	$ 4,047	$ 10,274	$ (382)	$ 5,418
Basic weighted average number of common shares outstanding (in shares)	32,474,975	33,044,250	32,907,374	33,024,887
Stock options (in shares)	730,652	815,863	0	850,888
DSUs (in shares)	113,272	84,254	0	68,749
RSUs (in shares)	194,202	125,321	0	88,142
Diluted weighted average number of common shares outstanding (in shares)	33,513,101	34,069,688	32,907,374	34,032,666
Basic net income (loss) per common share (in USD per share)	$ 0.12	$ 0.31	$ (0.01)	$ 0.16
Diluted net income (loss) per common share (in USD per share)	$ 0.12	$ 0.30	$ (0.01)	$ 0.16
Antidilutive securities (in shares)	87,867	0		15,991